6. PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Dec. 31, 2017
Notes
6. PREPAID EXPENSES AND DEPOSITS

6.  PREPAID EXPENSES AND DEPOSITS

The closing balance consists of the deposits for inventory purchases and prepaid expense to vendors of $437,137 (2016 – 26,198), office rent of $8,420 (2016 - $8,420) and prepaid business insurance of $7,396 (2016 - $6,526).